Operating Segments (Tables)	12 Months Ended
Dec. 31, 2017
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Segment information

(1) Segment information for the years ended December 31, 2017, 2016 and 2015 is as follows:

(In millions of won)
	2017
	Cellular Services		Fixed-line telecommu- nication services	E-commerce Services	Others	Sub-total	Adjustments	Total
Total revenue	￦	14,873,543	3,586,887	1,091,903	788,836	20,341,169	(2,821,156)	17,520,013
Inter-segment revenue		1,611,408	862,736	47,732	299,280	2,821,156	(2,821,156)	—
External revenue		13,262,135	2,724,151	1,044,171	489,556	17,520,013	—	17,520,013
Depreciation and amortization		2,390,016	592,877	54,486	60,087	3,097,466	—	3,097,466
Operating profit (loss)		1,714,078	167,515	(267,829)	(77,138)	1,536,626	(312,054)	1,224,572
Gain relating to investments in subsidiaries, associates and joint ventures, net								2,245,732
Finance income								366,561
Finance costs								(433,616)

Profit before income tax								3,403,249

(In millions of won)
	2016
	Cellular Services		Fixed-line telecommu- nication services	E-commerce Services	Others	Sub-total	Adjustments	Total
Total revenue	￦	14,635,720	3,349,905	1,177,323	726,374	19,889,322	(2,797,506)	17,091,816
Inter-segment revenue		1,630,811	698,712	176,007	291,976	2,797,506	(2,797,506)	—
External revenue		13,004,909	2,651,193	1,001,316	434,398	17,091,816	—	17,091,816
Depreciation and amortization		2,262,363	551,811	68,298	59,414	2,941,886	—	2,941,886
Operating profit (loss)		1,799,127	132,459	(365,194)	(30,648)	1,535,744	(232,326)	1,303,418
Gain relating to investments in subsidiaries, associates and joint ventures, net								544,501
Finance income								575,050
Finance costs								(326,830)

Profit before income tax								2,096,139

(In millions of won)
	2015
	Cellular Services		Fixed-line telecommu- nication services	E-commerce Services	Others	Sub-total	Adjustments	Total
Total revenue	￦	14,962,689	3,162,712	1,703,278	410,265	20,238,944	(3,102,210)	17,136,734
Inter-segment revenue		1,693,411	668,139	643,299	97,361	3,102,210	(3,102,210)	—
External revenue		13,269,278	2,494,573	1,059,979	312,904	17,136,734	—	17,136,734
Depreciation and amortization		2,174,819	531,106	112,537	26,833	2,845,295	—	2,845,295
Operating profit (loss)		1,678,339	108,252	(6,740)	(71,845)	1,708,006	(212,581)	1,495,425
Gain relating to investments in subsidiaries, associates and joint ventures, net								786,140
Finance income								103,900
Finance costs								(350,100)

Profit before income tax								2,035,365

Reconciliation of total segment operating income to consolidated operating profit from continuing operations
(2)	Reconciliation of total segment operating income to consolidated operating profit from continuing operations for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In millions of won)	2017		2016	2015
Total segment operating income	￦	1,536,626	1,535,744	1,708,006
Other operating income:
Gain on disposal of property and equipment and intangible assets		13,991	6,908	7,140
Others(*1)		18,006	59,640	23,795

		31,997	66,548	30,935
Other operating expenses:
Impairment loss on property and equipment and intangible assets		(54,946)	(24,506)	(35,845)
Loss on disposal of property and equipment and intangible assets		(60,086)	(63,797)	(21,392)
Donations		(112,634)	(96,633)	(72,454)
Bad debt for accounts receivable — other		(5,793)	(40,312)	(15,323)
Others(*2)		(110,592)	(73,626)	(98,502)

		(344,051)	(298,874)	(243,516)

Consolidated operating profit from continuing operations	￦	1,224,572	1,303,418	1,495,425

(*1)	Others for the year ended December 31, 2016 include ￦25 billion of penalty refund.

(*2)	Others for the years ended December 31, 2017, 2016 and 2015 primarily consist of ￦21.4 billion, ￦7.6 billion and ￦29.5 billion of penalties, respectively, and various other expenses with inconsequential amounts.

Since there are no intersegment sales of inventory or depreciable assets, there is no unrealized intersegment profit to be eliminated on consolidation. Domestic revenue for the years ended December 31, 2017, 2016 and 2015 amounts to ￦17,374 billion, ￦16,940 billion and ￦17,083 billion, respectively. Domestic non-current assets (excluding financial assets, investments in associates and joint ventures and deferred tax assets) as of December 31, 2017, 2016 and 2015 amount to ￦15,554 billion, ￦15,949 billion and ￦14,474 billion, and non-current assets outside of Korea amount to ￦257 billion, ￦286 billion and ￦287 billion, respectively.

No single customer contributed 10% or more to the Group’s total sales for the years ended December 31, 2017, 2016 and 2015.

Operating revenue by service type
(3)	The Group’s operating revenue by service type is as follows:

(In millions of won)
	2017		2016	2015
Cellular revenue:
Wireless service(*1)	￦	10,638,961	10,582,963	10,720,518
Cellular interconnection		592,754	614,446	710,026
Wireless device sales		1,052,203	922,449	963,354
Miscellaneous(*2)		978,217	885,051	875,380

		13,262,135	13,004,909	13,269,278

Fixed-line telecommunication services revenue:
Fixed line telephone service		316,763	357,754	420,611
Fixed line interconnection		116,070	134,089	57,130
Broadband internet service and advanced media platform service		1,641,645	1,472,776	1,308,789
International calling service		89,412	95,986	99,106
Miscellaneous(*3)		560,261	590,588	608,937

		2,724,151	2,651,193	2,494,573

E-commerce services revenue(*4)		1,044,171	1,001,316	1,059,979

Other revenue:
Portal service(*5)		43,952	54,177	71,812
Miscellaneous(*6)		445,604	380,221	241,092

		489,556	434,398	312,904

Consolidated operating revenue	￦	17,520,013	17,091,816	17,136,734

(*1)	Wireless service revenue includes revenue from wireless voice and data transmission services principally derived through monthly plan-based fees, usage charges for outgoing voice calls, usage charges for wireless data services and value-added service fees paid by our wireless subscribers.

(*2)	Miscellaneous cellular services revenue includes revenue from IoT solutions as well as other miscellaneous cellular services.

(*3)	Miscellaneous fixed-line telecommunication services revenue includes revenues from business communications services (other than fixed-line telephone service) provided by SK Broadband and VoIP services provided by SK Telink

(*4)	E-commerce service revenue includes revenues from 11st, open marketplace platform, and other commerce solutions.

(*5)	Portal service revenue includes revenues from Nate, and online portal service operated by SK Communications.

(*6)	Miscellaneous other revenue includes revenues from hardware business, security business operated by one of the Group’s subsidiaries, NSOK Co., Ltd., marketing and sales solutions business operated by one of the Group’s subsidiaries, SK m&service Co., Ltd., and online open marketplace for mobile applications among other operations.